CAPITAL AND FINANCIAL RISK MANAGEMENT (Schedule of interest Rate Profile of Financial Assets/Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fixed rate instruments
Fixed rate financial liabilities (licence fees)	$ (194)	$ (1,307)
Fixed rate financial liabilities (exchangeable note)	(82,695)	(82,021)	$ (81,382)
Fixed rate financial liabilities (borrowings)	(31)
Fixed rate financial liabilities (lease payables)	(18,741)	(20,149)
Financial assets (short-term deposits and short-term investments)	3,118	8,956
Financial assets (lease receivables)	506	684
Total interest earning financial and interest bearing financial liabilities	$ (98,006)	$ (92,668)